Note 23 - Other Reserves (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Other Reserves [Text Block]
(US dollars in thousands)	2018	2017	2016
Equity instruments	25,072	25,072
Share option reserve	3,713	3,713	-
Capital raising costs	(9,722)	(9,722)	-
Treasury shares (see note 25)	(592)	(592)	-
Foreign exchange	(88)	(142)	-
Total	18,383	18,329	-